Strategy Shares

November 7, 2025

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20459

Re:	Strategy Shares (the “Registrant”);
File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Eventide International ETF does not differ from those contained in the Registrant's Post-Effective Amendment No. 147, which was electronically filed with the Commission on October 30, 2025.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary

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